LEASES	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
LEASES
8.	Leases

The Company adopted ASU No. 2016-02 and related standards (collectively ASC 842, Leases), which replaced previous lease accounting guidance, on January 1, 2019 using the modified retrospective method of adoption. The Company elected the transition method expedient which allows entities to initially apply the requirements by recognizing a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. As a result of electing this transition method, prior periods have not been restated. In addition, adoption of the new standard resulted in the recording of right of use assets and associated lease liabilities of approximately $1 million each as of January 1, 2019.

Operating lease expense for the years ended December 31, 2020, 2019 and 2018 was $542,748, $408,410 and $387,191, respectively.

Supplemental balance sheet information related to leases is as follows:

	Location on Face of	December 31,
	Balance Sheet	2020
Operating leases:
Operating lease right of use assets	Operating lease, right-of-use assets	$290,410

Current operating lease liabilities	Operating lease liabilities - current	$300,468
Noncurrent operating lease liabilities	Operating lease liabilities	-
Total operating lease liabilities		$300,468

Weighted average remaining lease term (in years):
Operating leases		1.0

Weighted discount rate:
Operating leases		4.72%

Maturities of lease liabilities were as follows:

For the year ended December 31,	Operating lease
2021	$270,349
2022	22,069
2023	18,391
Total	$310,809
Less: amount representing interest	10,341
Present value of future minimum lease payments	300,486
Less: Current obligations	300,486
Long-term obligations	$-

As of December 31, 2020 and 2019, the Company has additional operating lease commitments that have not yet commenced of approximately $25,748 and $40,681.